Common Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Common Shareholders Equity
Common Shareholders’ Equity

Note 28 Common Shareholders’ Equity

Subscribed and paid-up Capital

As of December 31, 2023, 2022 and 2021 the Company’s capital shows a balance of ThCh$ 562,693,346 divided into 369,502,872 shares of common stock without face value, entirely subscribed and paid-up. The Company has issued only one series of common shares. Such common shares are registered for trading at the Santiago Stock Exchange and the Chilean Electronic Stock Exchange, and at the New York Stock Exchange /NYSE), evidenced by ADS (American Depositary Shares), with an equivalence of two shares per ADS (See Note 1 - General information letter A)).

The Company has not issued any others shares or convertible instruments during the period, thus changing the number of outstanding shares as December 31, 2023, 2022 and 2021.

Capital Management

The main purpose, when managing shareholder’s capital, is to maintain an adequate credit risk profile and a healthy capital ratio, allowing the access of the Company to the capitals market for the development of its medium and long term purposes and, at the same time, to maximize shareholder’s return.

Earnings per share

The basic earnings per share is calculated as the ratio between the net income (loss) for the year attributable to equity holders of the parent and the weighted average number of valid outstanding shares during such term.

The diluted earnings per share is calculated as the ratio between the net income (loss) for the year attributable to equity holders of the parent and the weighted average additional common shares that would have been outstanding if it had become all ordinary potential dilutive shares.

The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2023	2022	2021
Equity holders of the controlling company (ThCh$)	105,652,728	118,168,351	199,162,731
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	285.93	319.80	539.00
Equity holders of the controlling company (ThCh$)	105,652,728	118,168,351	199,162,731
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	285.93	319.80	539.00

As of December 31, 2023, 2022 and 2021, the Company has not issued any convertible or other kind of instruments creating diluting effects.

Distributable net income

The distributable net income, in accordance with the Board of Directors, will be that reflected in the financial statements attributable to equity holders of the parents, without adjusting it.

Dividends

The Company’s dividends policy consists of annually distributing at least 50% of the net distributable profit of the year.

As of December 31, 2023, 2022 and 2021 the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
261	04-23-2021	Final	139.16548	2020
262	10-29-2021	Interim	200.0000	2021
263	12-03-2021	Eventual	447.0000	Retained earnings
264	04-28-2022	Final	200.0000	2021
265	12-29-2022	Interim	135.1000	2022
266	04-27-2023	Final	24.80181	2022
267	11-29-2023	Interim	86.49907	2023

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 14, 2021, the shareholders agreed to the distribution of a final Dividend No. 261 in the amount of Ch$ 139.16548 per share, for a total amount to be distributed of ThCh$ 51,422,043 charged to 2020 profits. This dividend was paid since April 23, 2021.

In the Ordinary Session of the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A., dated October 6, 2021, it was agreed, charged to the profits of the 2021 fiscal year, the distribution of an Dividend No. 262 of Ch$ 200 per share, ascending the total amount to distribute to ThCh$ 73,900,574. This dividend was paid since October 29, 2021.

At the Extraordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A., dated November 24, 2021, the distribution of an Eventual Dividend No. 263 of Ch$ 447 per share was approved, with a charge to retained earnings, raising the total amount to be distributed to ThCh$ 165,167,784. This dividend was paid since December 3, 2021.

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 13, 2022, the shareholders approved the distribution of a final Dividend No. 264 of Ch$ 200 per share, for a total amount to be distributed of ThCh$ 73,900,574 charged against 2021’s Net income. This dividend was paid since April 28, 2022.

At the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. held on December 7, 2022, the shareholders approved the distribution of an interim Dividend No. 265 of Ch$ 135.1 per share, for a total amount to be distributed of ThCh$ 49,919,838 charged against 2022’s Net income. This dividend was paid since December 29, 2022.

At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 12, 2023, the shareholders approved the distribution of a final Dividend No. 266 of Ch$ 24.80181 per share, for a total amount to be distributed of ThCh$ 9,164,340 charged against 2022’s Net income. This dividend was paid since April 27, 2023.

At the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. held on November 8, 2023, the shareholders approved the distribution of an interim Dividend No. 267 of Ch$ 86.49907 per share, for a total amount to be distributed of ThCh$ 31,961,655 charged against 2023’s Net income. This dividend was paid since November 29, 2023.

Consolidated Statement of Comprehensive Income

Comprehensive income and expenses are detailed as follows:

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flows hedges (1)	(4,379,170)	1,182,375	(3,196,795)
Gains (losses) on exchange differences on translation (1)	(120,293,386)	–	(120,293,386)
Gains (losses) from defined benefit plans	1,454,372	(360,233)	1,094,139
Total comprehensive income As of December 31, 2023	(123,218,184)	822,142	(122,396,042)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flows hedges (1)	(12,415,374)	3,352,151	(9,063,223)
Gains (losses) on exchange differences on translation (1)	9,945,778	–	9,945,778
Gains (losses) from defined benefit plans	(7,103,125)	1,981,923	(5,121,202)
Total comprehensive income As of December 31, 2022	(9,572,721)	5,334,074	(4,238,647)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flows hedges (1)	2,168,254	(585,430)	1,582,824
Gains (losses) on exchange differences on translation (1)	109,288,972	–	109,288,972
Gains (losses) from defined benefit plans	5,216,580	(1,444,133)	3,772,447
Total comprehensive income al December 31, 2021	116,673,806	(2,029,563)	114,644,243

(1)	These concepts will be reclassified to the Statement of Income when it’s settled.

Reserves affecting other comprehensive income

The movement of other comprehensive income is detailed as follows:

a)	As of December 31, 2023:

Changes	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans	Others reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(496,096,411)	–	–	3,888,294	(492,208,117)
Cash flows hedges	–	(4,379,170)	–	–	(4,379,170)
Gains (losses) from defined benefit plans	–	–	1,454,372	–	1,454,372
Income tax	–	1,182,375	(360,233)	–	822,142
Inflation adjustment of subsidiaries in Argentina	376,421,003	–	–	(4,506,272)	371,914,731
Total changes in equity	(119,675,408)	(3,196,795)	1,094,139	(617,978)	(122,396,042)
Equity holders of the parent	(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)
Non-controlling interests	(1,619,113)	(46,388)	60,607	(618,167)	(2,223,061)
Total changes in equity	(119,675,408)	(3,196,795)	1,094,139	(617,978)	(122,396,042)

b)	As of December 31, 2022:

Changes	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans		Total other reservations
				Others reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(226,312,374)	–	–	2,970,006	(223,342,368)
Cash flows hedges	–	(12,415,374)	–	–	(12,415,374)
Gains (losses) from defined benefit plans	–	–	(7,103,125)	–	(7,103,125)
Income tax	–	3,352,151	1,981,923	–	5,334,074
Inflation adjustment of subsidiaries in Argentina	237,327,121	–	–	(4,038,975)	233,288,146
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)
Equity holders of the parent	11,706,309	(9,291,567)	(4,905,072)	(1,068,854)	(3,559,184)
Non-controlling interests	(691,562)	228,344	(216,130)	(115)	(679,463)
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)

c)	As of December 31, 2021:

Changes	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans		Total other reservations
				Others reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	15,703,753	–	–	–	15,703,753
Cash flows hedges	–	2,168,254	–	–	2,168,254
Gains (losses) from defined benefit plans	–	–	5,216,580	–	5,216,580
Income tax	–	(585,430)	(1,444,133)	–	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	93,585,219	–	–	–	93,585,219
Total changes in equity	109,288,972	1,582,824	3,772,447	–	114,644,243
Equity holders of the parent	102,229,659	1,812,733	3,580,153	–	107,622,545
Non-controlling interests	7,059,313	(229,909)	192,294	–	7,021,698
Total changes in equity	109,288,972	1,582,824	3,772,447	–	114,644,243

Others Reserves

The reserves that are a part of the Company’s equity are as follows:

Reserve of exchange differences on translation: This reserve originated from the translation of foreign subsidiaries’ and joint ventures financial statements which functional currency is different from the presentation currency of the Consolidated Financial Statements and inflation adjustment of subsidiaries in Argentina. As of December 31, 2023, 2022 and 2021, it amounts to a negative reserve of ThCh$ 158,095,385, ThCh$ 40,039,090 and ThCh$ 51,745,399, respectively.

Reserve of cash flows hedges: These reserves originate from the application of hedge accounting for financial instruments used as hedges. Hedging reserves are reversed at the end of the term of the derivative contracts or when the transaction ceases to qualify as hedge accounting, whichever occurs first. The effects of the Hedging reserves are reflected in to income statement. As of December 31, 2023, 2022 and 2021, the amounts in the balance related to Hedging reserves are negative of ThCh$ 7,331,368, ThCh$ 4,180,961 and reserve of ThCh$ 5,110,606, respectively, net of deferred taxes.

Reserve of Actuarial gains and losses on defined benefit plans: This reserve is originated from January 1, 2013, as a result of the application of the Amendment to IAS No. 19 and whose effect as of December 31, 2023, 2022 and 2021, 2022 is a negative reserve of ThCh$ 9,317,562, ThCh$ 10,351,094 and ThCh$ 5,446,022 respectively, net of deferred taxes.

Other reserves: As of December 31, 2023, 2022 and 2021, the amount is a negative reserve of ThCh$ 65,455,801, ThCh$ 36,141,326 and ThCh$ 35,175,097, respectively. Such reserves relate mainly to the following concepts:

-	Adjustment due to re-assessment of fixed assets carried out in 1979 respectively (increase of ThCh$ 4,087,396).
-	Price level restatement of paid-up capital registered as of December 31, 2008, according to CMF Circular Letter No. 456 (decrease of ThCh$ 17,615,333).
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2012 and 2013 (increase of ThCh$ 9,779,475).
-	Difference in purchase of shares of the subsidiary Manantial S.A. made during year 2016 (decrease of ThCh$ 7,801,153).
-	Difference in purchase of shares of the Alimentos Nutrabien S.A. made during year 2016 (decrease of ThCh$ 5,426,209). On December 17, 2018 Food's and subsidiary CCU Investments S.A. sold their participation over Alimentos Nutrabien S.A. The aforementioned effect was accounted in result of the period.
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2018 and 2017 (decrease of ThCh$ 13,054,114 and ThCh$ 2,075,441, respectively).
-	Difference in purchase of shares of Sáenz Briones and Cía. S.A.I.C. carried out on April 16, July 13 and August 9, 2021 (decrease of ThCh$ 7,199,525).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 10 and October 4, 2021 (increase of ThCh$ 245,244).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 7, 2022 (increase of ThCh$ 102,625).
-	Difference in purchase of shares of Bebidas del Paraguay S.A. carried out on March 10, 2023 (decrease of ThCh$ 908,438).
-	Record of the Put option agreement to exercise the acquisition of the total shareholding in the subsidiaries Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. made on March 16, 2023 (decrease of ThCh$ 28,554,669) (See Note 1 General Information, letter C, number (10)).
-	Difference from issuance of Aguas de Origen S.A. share premium on March 30, 2023 (increase of ThCh$ 148,443) (See Note 16 - Investments accounted for using equity method, number (3)).